Shipbuilding Contracts - Narrative (Detail) t in Thousands		1 Months Ended
	Feb. 15, 2016 USD ($) subsidiary	Jun. 30, 2018 USD ($) shares	Nov. 30, 2017	Apr. 30, 2013 contract vessel subsidiary t
Property, Plant and Equipment [Line Items]
Number of special purpose subsidiaries | subsidiary	4			4
STX Offshore And Shipbuilding Co
Property, Plant and Equipment [Line Items]
Number of shipbuilding contracts | contract				4
Weight capacity in dead-weight tonnes | t				113
Litigation settlement | $	$ 8,900,000
Amount receivable in cash, in percent			7.00%
Amount receivable in equity, in percent			93.00%
Stock issued during period, shares, issued for services (in shares) | shares		315,856
Stock issued during period, value, issued for services | $		$ 0
STX Offshore And Shipbuilding Co | Orders to Construct Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | contract				4
STX Offshore And Shipbuilding Co | Additional Order Option Maximum
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				12